Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments and Fair Value Measurements [Abstract]
Assets and Liabilities
	December 31, 2010				December 31, 2011

			Foreign				Foreign
		Forward	Currency			Forward	Currency
	Interest	Freight	Forward		Interest	Freight	Forward
	Rate Swaps	Agreements	Contracts	Total	Rate Swaps	Agreements	Contracts	Total
Current assets	$0	0	1,538	$1,538	$0			$0
Current liabilities	(71,640)	(1,063)	0	(72,703)	(100,104)			(100,104)
Non current liabilities	(159,376)	0	0	(159,376)	(102,346)			(102,346)

	$(231,016)	(1,063)	1,538	$(230,541)	$(202,450)	0	0	$(202,450)

Fair Values of Derivative Instruments in the Consolidated Balance Sheets - Derivatives designated as hedging instruments

Fair Values of Derivative Instruments in the Consolidated Balance Sheets:

		Asset Derivatives			Liability Derivatives

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,	December 31,	Balance Sheet Location	December 31,	December 31,,
		2010	2011		2010	2011
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments	$0	0	Financial instruments non current liabilities	36,523	$0
Total derivatives designated as hedging instruments		0	0		36,523	0

Fair Values of Derivative Instruments in the Consolidated Balance Sheets - Derivatives not designated as hedging instruments

Fair Values of Derivative Instruments in the Consolidated Balance Sheets:

Derivatives not designated as hedging instruments
Interest rate swaps	Financial instruments-current assets	0	0	Financial instruments-current liabilities	71,640	100,104
Interest rate swaps	Financial instruments-non current assets	0	0	Financial instruments-non current liabilities	122,853	102,346
Forward freight agreements	Financial instruments-current assets	0		Financial instruments current liabilities	1,063	0
Foreign currency forward contracts	Financial instruments-current assets	1,538		Financial instruments current liabilities	0	0
Total derivatives not designated as hedging instruments		1,538			195,556	202,450
Total derivatives		$1,538	0	Total derivatives	232,079	$202,450

Effect of derivative instruments on Other Comprehensive Income/Loss
		Amount of Gain/ (Loss) Recognized in OCI on Derivatives (Effective Portion)
	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Derivatives designated for cash flow hedging relationships
Interest rate swaps - Unrealized gains/(losses)	16,140	($5,495)
Interest rate swaps - Realized gains/(losses) associated with capitalized interest	(5,262)	(11,539)
Total	10,878	(17,034)	0

Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Interest rate swaps	Gain/(loss) on interest rate swaps	$23,160	($120,505)	($68,943)
Forward freight agreements	Other, net	-9,970	-3,008	1,016
Foreign currency forward contracts	Other, net	2,023	1,104	-1,538
Total		$15,213	($122,409)	($69,465)

Assets and liabilities measured at fair value on a recurring and non-recurring basis

		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	December 31,		Inputs	Inputs
	2010		(Level 2)	(Level 3)
Recurring measurements:
Interest rate swaps-liability position	($231,016)	$ -	($231,016)	$ -
Forward freight agreements – liability position	($1,063)	($1,063)	$ -	$ -
Foreign currency forward contracts – asset position	$1,538	$1,538	$ -	$ -
Total	$(230,541)	475	(231,016)	$0

	December 31, 2011	Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-liability position	-202,450	-	-202,450	-
Total	$(202,450)	-	(202,450)	$-

	December 31, 2010	Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Gain/(Loss)
Recurring measurements:
Long-lived assets held and used	26,500	-	26,500	-	(3,588)
Total	$26,500	-	26,500	$-	$(3,588)
		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	December 31,		Inputs	Inputs
	2011		(Level 2)	(Level 3)	Gain/(Loss)
Non Recurring measurements:
Long-lived assets held and used	$82,550	0	82,550	0	32,584
Total	$82,550	0	82,550	$0	$32,584